Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Old Westbury Funds, Inc.
Entity Central Index Key	0000909994
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004836
Shareholder Report [Line Items]
Fund Name	All Cap Core Fund
Class Name	All Cap Core Fund
Trading Symbol	OWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury All Cap Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury All Cap Core Fund	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Global equities delivered strong returns during the 12-month period, supported by a resilient economic backdrop and heightened enthusiasm for advances in technology and artificial intelligence.

  Both U.S. and international markets contributed. In the U.S., performance benefited from exposure to several large companies with strong fundamentals and earnings growth, such as NVIDIA, Broadcom, and Microsoft. International performance was broad-based across multiple sectors and regions.

What contributed to performance?

The All Cap Core Fund underperformed during the 12-month period, increasing 13.18% versus an increase of 22.26% for the Fund’s secondary benchmark, 90% MSCI USA and 10% MSCI ACWI ex USA (Net). Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund's performance against its secondary benchmark.

Contributors included an underweight allocation to consumer staples and stock selection within communication services. The consumer staples sector lagged the benchmark, and within the sector, the Fund avoided many larger underperforming constituents while owning Walmart, which outperformed both peers and the benchmark.

Stock selection in communication services included Alphabet and Take-Two Interactive, both of which significantly outperformed the sector and the benchmark.

What detracted from performance?

The largest detractor was stock selection within the U.S. information technology sector. The Fund’s holdings in Gartner, Motorola Solutions, and Manhattan Associates underperformed the sector and the benchmark. Additionally, not owning large outperformers such as Palantir, Advanced Micro Devices, and Oracle detracted from relative performance.

Line Graph [Table Text Block]
	Old Westbury All Cap Core Fund	MSCI ACWI Investable Market Index (Net)	90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)
2015	$10,000	$10,000	$10,000
2016	$10,073	$10,234	$10,393
2017	$12,270	$12,641	$12,842
2018	$12,957	$12,520	$13,562
2019	$14,984	$14,024	$15,468
2020	$17,579	$14,630	$17,031
2021	$24,569	$20,216	$24,177
2022	$19,325	$16,129	$19,990
2023	$21,387	$17,649	$22,055
2024	$28,946	$23,356	$30,207
2025	$32,760	$28,495	$36,930

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury All Cap Core Fund	13.18%	13.26%	12.60%
MSCI ACWI Investable Market Index (Net)	22.00%	14.26%	11.04%
90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)	22.26%	16.74%	13.96%

AssetsNet	$ 3,510,846,400
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 22,816,322
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$3,510,846,400 # of Portfolio Holdings102 Portfolio Turnover Rate38% Total Advisory Fees Paid (Net of Waivers)$22,816,322
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 10/31/2025

Information Technology	30.8%
Communication Services	10.9%
Health Care	10.8%
Industrials	9.8%
Financial Services	7.5%
Consumer Discretionary	7.4%
Banks	4.4%
Consumer Staples	3.9%
Other Sectors	7.4%
Other Assets and Liabilities	7.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc.	3.0%
Visa, Inc.	2.5%
JP Morgan Chase & Co.	2.4%
SPDR S&P 500 ETF Trust	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.95%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004835
Shareholder Report [Line Items]
Fund Name	Large Cap Strategies Fund
Class Name	Large Cap Strategies Fund
Trading Symbol	OWLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Large Cap Strategies Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Large Cap Strategies Fund	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The Large Cap Strategies Fund underperformed during the 12-month period, increasing 19.20% versus an increase of 23.76% for the Fund’s secondary benchmark, the MSCI ACWI Large Cap Index (Net).

  Global growth stocks outperformed value for the 12-month period.

  Emerging markets outperformed both developed-international and U.S. markets.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark. Sands Capital Management, LLC’s portfolio was the top absolute and relative contributor. The Fund benefited from its exposure to the pharmaceutical theme through an underweight position in Novo Nordisk A/S and an overweight position in Galderma, as well as from exposure to the technology hardware storage and peripherals theme via an overweight position in Samsung Electronics.

From a sector standpoint, the Fund’s allocation to materials and utilities as well as stock selection in healthcare contributed positively to performance.

Regionally, strong stock selection in developed Europe was the primary driver of the Fund’s relative gains, while allocation to Japan also added modestly to results.

What detracted from performance?

Despite overall gains for the 12-month period, several areas detracted from relative performance. Aikya Investment Management Limited’s portfolio was the Fund’s top absolute and relative detractor. The Fund’s performance was negatively impacted by its exposure to the automobile manufacturing and electric utilities sectors. Underweight positions in benchmark names such as Tesla and TSMC detracted from relative returns, while an overweight position in NVIDIA also weighed on performance.

Within sectors, stock selection in consumer discretionary and industrials weighed on Fund results, along with an underweight allocation to technology.

On a regional basis, weak stock selection in the U.S., Japan, and emerging Asia Pacific offset some of the Fund’s positive contributions.

Line Graph [Table Text Block]
	Old Westbury Large Cap Strategies Fund	MSCI ACWI Investable Market Index (Net)	MSCI ACWI Large Cap Index (Net)
2015	$10,000	$10,000	$10,000
2016	$10,193	$10,234	$10,201
2017	$11,897	$12,641	$12,595
2018	$11,772	$12,520	$12,608
2019	$13,293	$14,024	$14,206
2020	$14,221	$14,630	$15,011
2021	$19,005	$20,216	$20,541
2022	$14,487	$16,129	$16,542
2023	$15,559	$17,649	$18,503
2024	$20,974	$23,356	$24,689
2025	$25,001	$28,495	$30,556

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Large Cap Strategies Fund	19.20%	11.95%	9.60%
MSCI ACWI Investable Market Index (Net)	22.00%	14.26%	11.04%
MSCI ACWI Large Cap Index (Net)	23.76%	15.27%	11.82%

AssetsNet	$ 26,390,000,800
Holdings Count | Holding	526
Advisory Fees Paid, Amount	$ 200,417,828
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$26,390,000,800 # of Portfolio Holdings526 Portfolio Turnover Rate48% Total Advisory Fees Paid (Net of Waivers)$200,417,828
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 10/31/2025

Information Technology	28.1%
Industrials	10.7%
Consumer Discretionary	10.3%
Banks	9.0%
Communication Services	8.9%
Health Care	8.8%
Financial Services	5.2%
Consumer Staples	5.2%
Other Sectors	11.0%
Other Assets and Liabilities	2.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

NVIDIA Corp.	6.7%
Microsoft Corp.	5.0%
Alphabet, Inc.	4.4%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.9%
JP Morgan Chase & Co.	2.3%
Meta Platforms, Inc.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.3%
Chevron Corp.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004834
Shareholder Report [Line Items]
Fund Name	Small & Mid Cap Strategies Fund
Class Name	Small & Mid Cap Strategies Fund
Trading Symbol	OWSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Small & Mid Cap Strategies Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Small & Mid Cap Strategies Fund	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The Small & Mid Cap Strategies Fund underperformed during the 12-month period, increasing 13.77% versus an increase of 16.71% for the MSCI ACWI SMID Cap Index (Net), the Fund’s secondary benchmark.

  Global small-to-mid-cap growth stocks outperformed value for the 12-month period.

  Developed international markets outperformed both emerging and U.S. markets.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark. Portfolios managed by Polunin Capital Partners Limited and Acadian Asset Management LLC were the top two absolute and relative contributors in the Fund. The Fund benefited from its exposure to the gold theme through overweight positions in Evolution Mining Limited and Perseus Mining Limited, as well as from exposure to the broadline retail sector via overweight positions in companies such as Alibaba Group and Dollarama. From a sector perspective, stock selection in materials and consumer discretionary contributed meaningfully to Fund performance, while an overweight allocation to industrials also added to returns. On a regional basis, strong stock selection in emerging Asia Pacific and developed Europe were key drivers of Fund outperformance, supported by additional gains from Asia Pacific ex-Japan stock selection.

What detracted from performance?

Despite overall gains for the period, a few areas detracted from relative performance. Portfolios managed by Bessemer Investment Management LLC and Champlain Investment Partners LLC were the top two absolute and relative detractors in the Fund. The Fund was negatively impacted by its exposure to the application software theme, with overweight positions in Alkami Technology, Manhattan Associates, Inc., and Vertex, Inc. detracting from performance.

Additionally, the underweight exposure to strong secondary benchmark names within the aerospace and defense sector further weighed on the Fund’s relative returns. Within sectors, stock selection in technology and industrials as well as overweight allocation to healthcare negatively impacted results.

From a regional standpoint, weak stock selection in the U.S. and Israel detracted from Fund performance, partially offsetting strength in other regions.

Line Graph [Table Text Block]
	Old Westbury Small & Mid Cap Strategies Fund	MSCI ACWI Investable Market Index (Net)	MSCI ACWI SMID Cap Index (Net)
2015	$10,000	$10,000	$10,000
2016	$10,513	$10,234	$10,317
2017	$12,368	$12,641	$12,759
2018	$12,045	$12,520	$12,287
2019	$13,182	$14,024	$13,545
2020	$13,961	$14,630	$13,628
2021	$18,446	$20,216	$19,365
2022	$13,391	$16,129	$15,056
2023	$13,320	$17,649	$15,399
2024	$16,818	$23,356	$19,867
2025	$19,134	$28,495	$23,186

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Small & Mid Cap Strategies Fund	13.77%	6.51%	6.70%
MSCI ACWI Investable Market Index (Net)	22.00%	14.26%	11.04%
MSCI ACWI SMID Cap Index (Net)	16.71%	11.21%	8.77%

AssetsNet	$ 8,904,037,731
Holdings Count | Holding	2,088
Advisory Fees Paid, Amount	$ 70,888,934
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$8,904,037,731 # of Portfolio Holdings2,088 Portfolio Turnover Rate61% Total Advisory Fees Paid (Net of Waivers)$70,888,934
Holdings [Text Block]

Country Weightings (as a % of Net Assets) as of 10/31/2025

United States	38.3%
Japan	12.2%
China	5.2%
United Kingdom	4.9%
Australia	2.9%
South Korea	2.6%
France	2.1%
Switzerland	2.1%
Other Countries	21.3%
Other Assets and Liabilities	8.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

VanEck Junior Gold Miners ETF	3.0%
State Street SPDR S&P Biotech ETF	1.1%
Keysight Technologies, Inc.	0.6%
Esab Corp.	0.6%
Nasdaq, Inc.	0.6%
STERIS Plc	0.6%
Alibaba Group Holding Ltd.	0.6%
Pure Storage, Inc.	0.5%
Utilities Select Sector SPDR Fund	0.5%
Clean Harbors, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective February 27, 2025, Artisan Partners Limited Partnership no longer serves as a sub-adviser to the Fund.

Effective December 2, 2025, Champlain Investment Partners, LLC no longer serves as a sub-adviser to the Fund.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000257451
Shareholder Report [Line Items]
Fund Name	Total Equity Fund
Class Name	Total Equity Fund
Trading Symbol	OWTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Total Equity Fund (the "Fund") for the period of February 28, 2025, the Fund's inception, to October 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Total Equity Fund	$70Footnote Reference^	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote^	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 70	[1]
Expense Ratio, Percent	0.97%	[2]
Factors Affecting Performance [Text Block]

What drove Fund performance during the reporting period?

  The Total Equity Fund underperformed in the eight months since inception, increasing 12.80% versus an increase of 17.88% for the Fund’s benchmark, the MSCI ACWI IMI Index (Net) in the same period.

  Technology and communication services were the market’s strongest performing sectors in the eight-month period.

  Global growth stocks outperformed value for the eight-month period.

  Aided by a weakening dollar, developed-international and emerging markets significantly outperformed U.S. markets.

What contributed to performance?

Performance of the Fund’s benchmark is provided in the table below. The Fund delivered strong gains during the period. The Fund benefited from exposure to the overall technology, artificial intelligence, and semiconductor themes through U.S. positions in Microsoft, chip manufacturer NVIDIA, and semiconductor solutions business Broadcom. Stock selection in the healthcare and communication service sectors also contributed to the Fund’s performance. From a regional perspective, strong stock selection in developed Europe benefited the Fund as well.

What detracted from performance?

Despite portfolio gains for the reporting period, a few areas detracted from performance during the period. Due to a rising market, cash positions across the Fund were a net drag. On a strategy basis, underperformance in Sands Capital Management, LLC’s portfolio and Aikya Investment Management Limited’s portfolio also detracted from relative returns.

Underweight positions to lower-quality and smaller-cap benchmark names hurt relative returns. Stock selection in the financials, information technology, and industrial sectors also detracted from performance.

On a regional basis, weak stock selection in the U.S. and Japan and an underweight position to emerging markets hurt performance.

Line Graph [Table Text Block]
	Old Westbury Total Equity Fund	MSCI ACWI Investable Market Index (Net)
02/28/2025	$10,000	$10,000
03/31/2025	$9,580	$9,612
04/30/2025	$9,630	$9,702
05/31/2025	$10,150	$10,264
06/30/2025	$10,570	$10,729
07/31/2025	$10,690	$10,871
08/31/2025	$10,890	$11,167
09/30/2025	$11,140	$11,552
10/31/2025	$11,280	$11,788

Average Annual Return [Table Text Block]
Fund	Since Inception (February 28, 2025)
Old Westbury Total Equity Fund	12.80%
MSCI ACWI Investable Market Index (Net)	17.88%

Performance Inception Date	Feb. 28, 2025
AssetsNet	$ 905,624,636
Holdings Count | Holding	481
Advisory Fees Paid, Amount	$ 2,785,962
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$905,624,636 # of Portfolio Holdings481 Portfolio Turnover Rate25% Total Advisory Fees Paid (Net of Waivers)$2,785,962
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 10/31/2025

Information Technology	26.1%
Industrials	11.9%
Consumer Discretionary	9.5%
Health Care	9.0%
Communication Services	8.3%
Banks	8.0%
Financial Services	5.9%
Consumer Staples	5.3%
Other Sectors	10.3%
Other Assets and Liabilities	5.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

NVIDIA Corp.	5.6%
Microsoft Corp.	4.4%
Alphabet, Inc.	3.8%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.4%
JP Morgan Chase & Co.	1.9%
Meta Platforms, Inc.	1.8%
Visa, Inc.	1.2%
NextEra Energy, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.98%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000221944
Shareholder Report [Line Items]
Fund Name	Credit Income Fund
Class Name	Credit Income Fund
Trading Symbol	OWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Credit Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Credit Income Fund	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The Credit Income Fund outperformed during the 12-month period, increasing 7.27% versus an increase of 7.17% for the Fund’s secondary benchmark, the ICE BofA 1-10 Year U.S. Corporate Index.

  The U.S. fixed income market generally enjoyed strong performance in the period, as inflation remained contained and the U.S. Federal Reserve (the "Fed") resumed interest rate cuts as it continued to recalibrate policy.

  The U.S. economy remained resilient, yet the labor market began to soften, prompting policy recalibration.

  Favorable policy and resilient company earnings supported fixed income spreads as default levels were low, consumer balance sheets were healthy, and market volatility was contained.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark. The Fund benefited from lower interest rates throughout the year. This policy environment helped reduce overall fixed income market volatility relative to prior years. Inflation remained contained but above the Fed's target. Core services inflation slowly declined, but tariff-related price increases muddied the picture. The U.S. labor market began to soften from strong levels while overall company earnings and household balance sheets remained resilient.

Despite tariff-related uncertainty, this economic backdrop increased confidence that the U.S. would be able to avoid a recession, which helped fixed income assets with decent, and even somewhat overvalued, spread levels to continue to generate excess returns.

What detracted from performance?

Even with the Fed resuming its adjustment of policy rates downward, the shape of the yield curve remained quite flat. A flat yield curve does not support roll yield — that is, the potential to earn extra returns as a bond approaches its maturity date and its yield declines, which typically occurs with normal or steeper yield curves. Given the Fund’s barbell approach to portfolio construction, a flat yield curve reduced the benefits of roll yield and removed a key source of return from positioning in longer-dated Treasury securities. The investment team expects this aspect of the yield curve to continue to normalize as the Fed continues to recalibrate policy.

Line Graph [Table Text Block]
	Old Westbury Credit Income Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-10 Year U.S. Corporate Index
10/01/2020	$10,000	$10,000	$10,000
2020	$9,990	$9,950	$10,006
2021	$10,580	$9,893	$10,107
2022	$8,697	$8,331	$8,837
2023	$8,606	$8,369	$9,205
2024	$9,761	$9,252	$10,222
2025	$10,470	$9,820	$10,955

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (October 1, 2020)
Old Westbury Credit Income Fund	7.27%	0.94%	0.91%
ICE BofA U.S. Broad Market Index	6.13%	-0.26%	-0.36%
ICE BofA 1-10 Year U.S. Corporate Index	7.17%	1.84%	1.81%

Performance Inception Date	Oct. 01, 2020
AssetsNet	$ 2,407,404,066
Holdings Count | Holding	811
Advisory Fees Paid, Amount	$ 13,155,079
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$2,407,404,066 # of Portfolio Holdings811 Portfolio Turnover Rate14% Total Advisory Fees Paid (Net of Waivers)$13,155,079
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 10/31/2025

U.S. Government Agencies and Securities	30.8%
Non-Agency Mortgage-Backed Securities	24.4%
Exchange-Traded Funds	19.8%
Asset-Backed Securities	14.3%
Corporate Bonds	5.7%
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.3%
Preferred Stocks	0.2%
Other Assets and Liabilities	4.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

U.S. Treasury Bonds	24.7%
iShares JP Morgan USD Emerging Markets Bond ETF	8.3%
U.S. Treasury Notes	6.1%
iShares MBS ETF	5.6%
Barclays Mortgage Loan Trust	5.1%
State Street SPDR Bloomberg Convertible Securities ETF	4.3%
Ajax Mortgage Loan Trust	3.8%
Invesco Preferred ETF	1.6%
Countrywide Alternative Loan Trust	1.6%
Velocity Commercial Capital Loan Trust	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.85%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004833
Shareholder Report [Line Items]
Fund Name	Fixed Income Fund
Class Name	Fixed Income Fund
Trading Symbol	OWFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Fixed Income Fund	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The Fixed Income Fund underperformed during the 12-month period, increasing 5.65% versus an increase of 5.95% for the Fund’s secondary benchmark, the ICE BofA 1-10 Year AAA-A US Corporate & Government Index.

  Yields on U.S. Treasury securities declined across all maturities except for the 20-year and 30-year maturities in response to moderating inflation and the U.S. Federal Reserve beginning to lower interest rates again.

  Credit spreads tightened throughout the year as a stronger-than-expected U.S. economy, combined with lower inflation, buoyed credit fundamentals.

  Demand for fixed income assets was strong throughout the period as investors were attracted to the relatively high yields; strong demand was supportive of fixed-income securities’ prices.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark. Relative to the Fund’s secondary benchmark, the Fund had a longer duration during the period. Duration is a measure of a portfolio’s price sensitivity to interest rate moves. As interest rates declined, the Fund’s positioning in longer-duration securities contributed to its performance.

Asset allocation also contributed to performance, as credit spreads tightened for investment-grade corporate bonds and structured products. The Fund’s slight overweight position in corporate bonds and its out-of-benchmark exposure to asset-backed securities and collateralized loan obligations contributed to performance.

What detracted from performance?

During the period, the move lower in interest rates was led by securities with maturities between 2 and 3 years. Relative to the Fund’s secondary benchmark, the Fund was underweight shorter-dated securities and overweight securities with maturities beyond 10 years. That positioning detracted from performance.

Line Graph [Table Text Block]
	Old Westbury Fixed Income Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index
2015	$10,000	$10,000	$10,000
2016	$10,208	$10,437	$10,269
2017	$10,198	$10,532	$10,289
2018	$10,048	$10,320	$10,193
2019	$10,893	$11,529	$11,021
2020	$11,463	$12,248	$11,622
2021	$11,323	$12,178	$11,491
2022	$10,146	$10,255	$10,408
2023	$10,265	$10,302	$10,605
2024	$11,093	$11,389	$11,412
2025	$11,719	$12,087	$12,092

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Fixed Income Fund	5.65%	0.44%	1.60%
ICE BofA U.S. Broad Market Index	6.13%	-0.26%	1.91%
ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index	5.95%	0.80%	1.92%

AssetsNet	$ 1,546,898,074
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 4,180,480
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$1,546,898,074 # of Portfolio Holdings150 Portfolio Turnover Rate84% Total Advisory Fees Paid (Net of Waivers)$4,180,480
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 10/31/2025

U.S. Government Agencies and Securities	64.9%
Corporate Bonds	28.4%
Asset-Backed Securities	5.5%
Other Assets and Liabilities	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

U.S. Treasury Notes	62.4%
U.S. Treasury Inflation Indexed Notes	2.5%
Bank of America Corp.	0.7%
JP Morgan Chase & Co.	0.7%
Brixmor Operating Partnership LP	0.6%
Capital One Financial Corp.	0.5%
Fiserv, Inc.	0.4%
PayPal Holdings, Inc.	0.4%
L3Harris Technologies, Inc.	0.4%
Fifth Third Bancorp	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000248048
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Short-Term Bond Fund
Trading Symbol	OWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Short-Term Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Short-Term Bond Fund	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The Short-Term Bond Fund underperformed during the 12-month period, increasing 4.96% versus an increase of 4.97% for the Fund’s secondary benchmark, the ICE BofA 1-3 Year AAA-A US Corporate & Government Index.

  Yields at the front of the yield curve declined, as the U.S. Federal Reserve (the “Fed”) began lowering interest rates again.

  Credit spreads tightened, and risk assets outperformed U.S. Treasuries as economic growth continued at a healthy pace.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark.

Investment-grade corporate bonds, asset-backed securities, and collateralized loan obligations outperformed U.S. Treasuries during the year as economic data remained resilient and inflation continued to decline. This led credit spreads to tighten across the investment-grade market. The Fund’s overweight to corporate bonds and asset-backed securities aided performance. In addition, the Fund’s overweight to U.S. Treasuries and corporate bonds with 3- to 5-year maturities also contributed to performance due to interest rates declining.

What detracted from performance?

Despite portfolio gains for the 12-month period, an allocation to floating-rate notes instead of fixed rate notes with maturities beyond 3 years inhibited broader outperformance, as the credit curve flattened and longer-dated credit benefited from the underlying Treasury move following the Fed’s rate cuts.

Line Graph [Table Text Block]
	Old Westbury Short-Term Bond Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index
02/29/2024	$10,000	$10,000	$10,000
2024	$10,368	$10,365	$10,369
2025	$10,883	$11,001	$10,884

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (February 29, 2024)
Old Westbury Short-Term Bond Fund	4.96%	5.19%
ICE BofA U.S. Broad Market Index	6.13%	5.89%
ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index	4.97%	5.22%

Performance Inception Date	Feb. 29, 2024
AssetsNet	$ 103,049,687
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$103,049,687 # of Portfolio Holdings116 Portfolio Turnover Rate28% Total Advisory Fees Paid (Net of Waivers)$0
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 10/31/2025

U.S. Government Agencies and Securities	57.4%
Corporate Bonds	34.6%
Asset-Backed Securities	7.0%
Other Assets and Liabilities	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

U.S. Treasury Notes	56.0%
U.S. Treasury Bills	1.4%
Bank of New York Mellon Corp. (The)	1.1%
CarMax Auto Owner Trust	1.0%
Microchip Technology, Inc.	1.0%
PayPal Holdings, Inc.	1.0%
Duke Energy Progress LLC	1.0%
Advanced Micro Devices, Inc.	1.0%
Metropolitan Life Global Funding I	1.0%
Uber Technologies, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.37%.

The Fund’s ratio of expenses to average net assets (before expense waivers) decreased from 0.98% to 0.74%. The decrease is attributable to the increase in the Fund’s net assets during the period.

The Fund added “Developing Market Countries Risk” disclosure to its Prospectus’ Principal Risks as of February 15, 2025. The disclosure was added to better align the Fund's risk disclosure with the Fund’s Principal Investment Strategies.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004838
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Municipal Bond Fund
Trading Symbol	OWMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Municipal Bond Fund	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The Municipal Bond Fund underperformed during the 12-month period, increasing 4.04% versus an increase of 4.61% for the Fund’s secondary benchmark, the ICE BofA 1-12 Year AAA-AA Municipal Securities Index.

  Throughout the year, U.S. fixed income market performance was driven by the continuation of the U.S. Federal Reserve’s (the “Fed”) rate cutting cycle, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply once again surprised significantly to the upside as changes to Tax Cuts and Jobs Act provisions proved to be less disruptive than feared and issuers looked to capitalize on investor interest, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

  The above dynamics led to a continued longer-duration posture relative to the Fund’s secondary benchmark, which contributed to performance.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark. Throughout the year, the Fund maintained a longer-duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class. Despite heightened volatility, the investment team’s thesis remained unchanged, specifically the investment team believed that the Fed’s hiking cycle over the past several years would ultimately lead to lower inflation and slower domestic growth, driving higher demand for municipals as a flight-to-quality trade ensued. Furthermore, the passage of the One Big Beautiful Bill Act proved to be less onerous for the asset class than feared, catalyzing a significant rally as the year unfolded. As a result, the longer-duration posture of the Fund contributed significantly to performance, as did roll-down (driven by a steeper curve in the longer-dated portion of the municipal curve).

What detracted from performance?

Despite portfolio gains for the 12-month period, certain challenges inhibited broader outperformance compared to the Fund’s secondary benchmark. In particular, the credit rating profile of the Fund’s portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a performance drag as AAA spreads in the belly of the yield curve compressed less than comparable-maturity AA and A spreads.

Line Graph [Table Text Block]
	Old Westbury Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 1-12 Year AAA-AA Municipal Securities Index
2015	$10,000	$10,000	$10,000
2016	$10,205	$10,444	$10,209
2017	$10,250	$10,664	$10,331
2018	$10,114	$10,593	$10,246
2019	$10,815	$11,615	$10,944
2020	$11,180	$12,021	$11,335
2021	$11,175	$12,394	$11,406
2022	$10,271	$10,845	$10,597
2023	$10,409	$11,121	$10,794
2024	$11,069	$12,270	$11,457
2025	$11,516	$12,749	$11,985

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Municipal Bond Fund	4.04%	0.59%	1.42%
ICE BofA U.S. Municipal Securities Index	3.90%	1.18%	2.46%
ICE BofA 1-12 Year AAA-AA Municipal Securities Index	4.61%	1.12%	1.83%

AssetsNet	$ 4,332,640,600
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 12,234,974
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$4,332,640,600 # of Portfolio Holdings552 Portfolio Turnover Rate52% Total Advisory Fees Paid (Net of Waivers)$12,234,974
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 10/31/2025

Texas	25.9%
New York	8.4%
New Jersey	6.7%
Washington	6.0%
Connecticut	4.2%
Virginia	3.8%
Massachusetts	3.8%
California	3.4%
Other States	34.3%
Other Assets and Liabilities	3.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

State of Washington School Improvements GO, Series A	1.8%
Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A	1.8%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2	1.6%
State of Connecticut Public Improvements GO, Series C	1.3%
State of Maryland School Improvements GO, Series A	1.2%
Idaho State Building Authority School Improvements Revenue Bonds, Series A	1.1%
Metro Recreational Facilities Improvements GO	1.1%
Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE	1.1%
Texas State University System University & College Improvements Revenue Bonds	1.1%
Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A	1.0%

Material Fund Change [Text Block]

Old Westbury Municipal Bond Fund (OWMBX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2025

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%.

The Fund added “U.S. Government Obligations Risk” disclosure to its Prospectus’ Principal Risks as of February 15, 2025. The disclosure was added to better align the Fund's risk disclosure with the Fund’s Principal Investment Strategies.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000206042
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	California Municipal Bond Fund
Trading Symbol	OWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury California Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury California Municipal Bond Fund	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The California Municipal Bond Fund underperformed during the 12-month period, increasing 4.16% versus an increase of 4.45% for the Fund’s secondary benchmark, the ICE BofA 3-7 Year AAA-AA Municipal Securities Index.

  Throughout the year, U.S. fixed income market performance was driven by the continuation of the U.S. Federal Reserve’s (the "Fed") rate cutting cycle, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply once again surprised significantly to the upside as changes to Tax Cuts and Jobs Act provisions proved to be less disruptive than feared and issuers looked to capitalize on investor interest, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

  California credits in particular experienced very strong demand throughout the period given the onerous tax burden in the state; new issues tended to price at much tighter spreads than the rest of the market and also tended to be highly oversubscribed.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark. Throughout the year, the Fund maintained a longer-duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class.Despite heightened volatility, the investment team’s thesis remained unchanged, specifically the investment team believed that the Fed’s hiking cycle over the past several years would ultimately lead to lower inflation and slower domestic growth, driving higher demand for municipals as a flight-to-quality trade ensued. Furthermore, the passage of the One Big Beautiful Bill Act proved to be less onerous for the asset class than feared, catalyzing a significant rally as the year unfolded. As a result, the longer-duration posture of the Fund contributed significantly to performance, as did roll-down (driven by a steeper curve in the shorter-dated and longer-dated portions of the municipal curve).

What detracted from performance?

Despite portfolio gains for the 12-month period, certain headwinds did inhibit broader outperformance. In particular, the credit rating profile of the Fund’s portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as AA spreads in the intermediate part of the yield curve compressed less than comparable-maturity AAA and A spreads for California municipals.

Line Graph [Table Text Block]
	Old Westbury California Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 3-7 Year AAA-AA Municipal Securities Index
12/04/2018	$10,000	$10,000	$10,000
2019	$10,478	$10,841	$10,550
2020	$10,823	$11,221	$10,957
2021	$10,818	$11,569	$10,993
2022	$9,984	$10,122	$10,149
2023	$10,168	$10,381	$10,312
2024	$10,800	$11,453	$10,966
2025	$11,249	$11,900	$11,454

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (December 4, 2018)
Old Westbury California Municipal Bond Fund	4.16%	0.77%	1.72%
ICE BofA U.S. Municipal Securities Index	3.90%	1.18%	2.55%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index	4.45%	0.89%	1.98%

Performance Inception Date	Dec. 04, 2018
AssetsNet	$ 388,756,778
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 978,801
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$388,756,778 # of Portfolio Holdings109 Portfolio Turnover Rate24% Total Advisory Fees Paid (Net of Waivers)$978,801
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 10/31/2025

California	87.2%
Other Assets and Liabilities	12.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

U.S. Treasury Notes	7.2%
California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A	4.9%
San Francisco City & County Airport Current Refunding Revenue Bonds, Series A	4.8%
State of California Current Refunding GO	4.6%
State of California Water Utility Improvements GO	4.1%
California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3	3.1%
County of Santa Clara GO, Series C	2.8%
Los Angeles Department of Water & Power Water System Revenue Bonds, Series A	2.6%
Santa Clara Valley Water District Refunding Revenue Bonds, Series A-2	2.6%
Los Rios Community College District Current Refunding GO	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000206043
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	New York Municipal Bond Fund
Trading Symbol	OWNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury New York Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury New York Municipal Bond Fund	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The New York Municipal Bond Fund underperformed during the 12-month period, increasing 3.75% versus an increase of 4.45% for the Fund’s secondary benchmark, the ICE BofA 3-7 Year AAA-AA Municipal Securities Index.

  Throughout the year, U.S. fixed income market performance was driven by the continuation of the U.S. Federal Reserve’s (the “Fed”) interest rate cutting cycle, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply once again surprised significantly to the upside as changes to Tax Cuts and Jobs Act provisions proved to be less disruptive than feared and issuers looked to capitalize on investor interest, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

  New York credits experienced very strong demand throughout the period given the onerous tax burden in the state; in particular, smaller/more unique issuers tended to price at tighter spreads than more generic issuers, and despite the embedded premium, were generally well-oversubscribed given the inherent value of the tax exemption for residents of the state.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark. Throughout the year, the Fund maintained a longer-duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class. Despite heightened volatility, the investment team’s thesis remained unchanged, specifically the investment team believed that the Fed’s hiking cycle over the past several years would ultimately lead to lower inflation and slower domestic growth, driving higher demand for municipals as a flight-to-quality trade ensued. Furthermore, the passage of the One Big Beautiful Bill Act proved to be less onerous for the asset class than feared, catalyzing a significant rally as the year unfolded. As a result, the longer-duration posture of the Fund contributed significantly to performance, as did roll-down (driven by a steeper curve in the shorter-dated and longer-dated portions of the municipal curve).

What detracted from performance?

Despite portfolio gains for the 12-month period, certain headwinds did inhibit broader outperformance compared to the Fund’s secondary benchmark. In particular, the credit rating profile of the Fund's portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as AA spreads in the intermediate part of the yield curve compressed less than comparable-maturity AAA spreads for New York municipals.

Line Graph [Table Text Block]
	Old Westbury New York Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 3-7 Year AAA-AA Municipal Securities Index
12/04/2018	$10,000	$10,000	$10,000
2019	$10,536	$10,841	$10,550
2020	$10,819	$11,221	$10,957
2021	$10,879	$11,569	$10,993
2022	$10,039	$10,122	$10,149
2023	$10,197	$10,381	$10,312
2024	$10,833	$11,453	$10,966
2025	$11,239	$11,900	$11,454

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (December 4, 2018)
Old Westbury New York Municipal Bond Fund	3.75%	0.77%	1.71%
ICE BofA U.S. Municipal Securities Index	3.90%	1.18%	2.55%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index	4.45%	0.89%	1.98%

Performance Inception Date	Dec. 04, 2018
AssetsNet	$ 603,674,062
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,632,103
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2025

Total Net Assets$603,674,062 # of Portfolio Holdings160 Portfolio Turnover Rate19% Total Advisory Fees Paid (Net of Waivers)$1,632,103
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 10/31/2025

New York	92.7%
Other Assets and Liabilities	7.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2025

County of Westchester NY Recreation Facilities Improvements GO, Series A	8.1%
New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A	4.9%
Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE	4.9%
New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds	4.3%
New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A	3.6%
U.S. Treasury Notes	3.5%
Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A	3.2%
New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B	2.7%
Long Island Power Authority Green Bond Revenue Bonds, Series E	2.6%
New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective October 15, 2025, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%.

Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized